Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Royalties	Total Payments
Total	$ 102,349	$ 102,349
BRAZIL
Total	102,349	102,349
BRAZIL | National Mining Agency
Total	$ 102,349	$ 102,349